Significant Accounting Policies - Additional Information (Detail) € in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Oct. 19, 2017	Apr. 30, 2017	Jan. 01, 2017	Nov. 30, 2016	Sep. 30, 2017 USD ($)	Dec. 31, 2017 MXN ($) $ / $ Bs. / $ yr Age Agreement	Dec. 31, 2017 USD ($) yr Age Agreement		Dec. 31, 2017 EUR (€) yr Age Agreement	Dec. 31, 2016 MXN ($) Bs. / $	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 EUR (€)	Apr. 20, 2018 $ / $	Jan. 30, 2018 Bs. / $	Dec. 31, 2017 USD ($) $ / $ Bs. / $		Dec. 31, 2017 EUR (€) $ / $ Bs. / $	Dec. 31, 2016 USD ($) Bs. / $	Dec. 31, 2016 EUR (€) Bs. / $
Disclosure of significant accounting policies [line items]
Goodwill recognized						$ 0
Sale percentage of investment						5.20%	5.20%		5.20%
Other comprehensive income to consolidated net income						$ 6,632,000,000
Other expenses amount						33,958,000,000				$ 5,909,000,000		$ 2,741,000,000
Foreign currency translation losses						14,482,000,000	$ 737	[1]		30,763,000,000		(2,234,000,000)
Net sale						459,763,000,000	23,410	[1]		398,622,000,000		310,849,000,000
Losses						37,206,000,000	$ 1,895	[1]		27,175,000,000		23,276,000,000
Assets						588,541,000,000				545,623,000,000		409,332,000,000				$ 29,967	[1]
Liabilities						$ 251,629,000,000				259,453,000,000		167,476,000,000				$ 12,812	[1]
Exchange rate | $ / $						19.6395										19.6395		19.6395
Recognized interest income on loans and receivables										41,000,000		53,000,000
Amortization expense						$ 1,259,000,000				1,016,000,000		604,000,000
Automatic renewable term						10 years	10 years		10 years
Impairment recognized						$ 2,063,000,000						134,000,000
Gain or loss recognized in profit or loss						$ 0
Minimum year of service for retirement benefits | yr						10	10		10
Minimum age for retirement benefits | Age						60	60		60
Minimum wages or salary for service						12 days	12 days		12 days
Maximum wages or salary for service						15 years	15 years		15 years
Distribution costs						$ 25,041,000,000				$ 20,250,000,000		$ 20,205,000,000
Profit sharing computation ratio on income						10.00%	10.00%		10.00%
Income tax rate	8.00%					30.00%	30.00%		30.00%	30.00%	30.00%	30.00%	30.00%
Bottom of range [member] | Information technology and management system costs [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives						3 years	3 years		3 years
Bottom of range [member] | Long-term alcohol licenses [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives						12 years	12 years		12 years
Top of range [member] | Information technology and management system costs [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives						10 years	10 years		10 years
Top of range [member] | Long-term alcohol licenses [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives						15 years	15 years		15 years
Coeficiente de Estabilizacion de Referencia [member]
Disclosure of significant accounting policies [line items]
Cumulative inflation percentage		95.50%
Cumulative Inflation Period		Three-year
WPI [member]
Disclosure of significant accounting policies [line items]
Cumulative inflation percentage				92.20%
Cumulative Inflation Period				Three years
Changes in foreign exchange rates [member]
Disclosure of significant accounting policies [line items]
Exchange rate | $ / $														18.6145
Heineken [member]
Disclosure of significant accounting policies [line items]
Goodwill recognized						$ 20,761,000,000				$ 26,116,000,000								€ 881		€ 1,200
Sale percentage of investment					5.20%
Other comprehensive income to consolidated net income					$ 6,632
Amortization expense						7,656,000,000			€ 357	6,430,000,000	€ 308	$ 6,567,000,000	€ 378
Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Amortization expense						$ 759,000,000				$ 582,000,000		$ 317,000,000
Coca-Cola FEMSA [member] | PET bottles [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives						1.5 years	1.5 years		1.5 years
Coca-Cola FEMSA [member] | Glass bottles [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives						3 years	3 years		3 years
Coca-Cola FEMSA [member] | Changes in foreign exchange rates [member]
Disclosure of significant accounting policies [line items]
Exchange rate | Bs. / $															25,000
Coca-Cola FEMSA [member] | DIPRO [member]
Disclosure of significant accounting policies [line items]
Liabilities recorded using exchange rate																			$ 629
Exchange rate | Bs. / $										10									10	10
Coca-Cola FEMSA [member] | DICOM [member]
Disclosure of significant accounting policies [line items]
Liabilities recorded using exchange rate																			$ 104
Exchange rate | Bs. / $						22,793				673.76						22,793		22,793	673.76	673.76
Description of identity of price index										Coca-Cola FEMSA has U.S. $104 million recorded at DICOM (Divisas Complementarias) exchange rate at 673.76 bolivars per U.S. dollar.	Coca-Cola FEMSA has U.S. $104 million recorded at DICOM (Divisas Complementarias) exchange rate at 673.76 bolivars per U.S. dollar.
Venezuela [member]
Disclosure of significant accounting policies [line items]
Cumulative inflation percentage						100.00%	100.00%		100.00%
Cumulative inflation period						Three preceding years	Three preceding years		Three preceding years
Impairment recognized						$ 2,053,000,000
Venezuela [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Other expenses amount						28,177,000,000
Other expense reclassification						26,123,000,000
Foreign currency translation losses						745,000,000
Impairment charge						1,098,000,000
Distribution rights						210,000,000
Net sale						4,005,000,000
Losses						2,223,000,000
Assets						4,138,000,000
Liabilities						$ 2,889,000,000
Number of bottler agreements | Agreement						1	1		1
Impairment recognized						$ 745,000,000
Mexico [member]
Disclosure of significant accounting policies [line items]
Income tax rate						30.00%	30.00%		30.00%	30.00%	30.00%	30.00%	30.00%
Mexico [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement						10	10		10
Brazil [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement						9	9		9
Argentina [member]
Disclosure of significant accounting policies [line items]
Income tax rate						35.00%	35.00%		35.00%
Argentina [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement						1	1		1
Colombia [member]
Disclosure of significant accounting policies [line items]
Income tax rate			9.00%									9.00%	9.00%
Colombia [member] | Bottom of range [member]
Disclosure of significant accounting policies [line items]
Income tax rate												5.00%	5.00%
Colombia [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement						1	1		1
Guatemala [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement						1	1		1
Costa Rica [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement						1	1		1
Nicaragua [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement						1	1		1
Panama [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement						1	1		1
Philippines [member] | Coca-Cola FEMSA [member]
Disclosure of significant accounting policies [line items]
Number of bottler agreements | Agreement						1	1		1

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3